UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03964

Dreyfus Government Cash Management Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	10/31/15

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Government Cash Management
October 31, 2015 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Government Agencies--57.8%	of Purchase (%)	Amount ($)		Value ($)
Federal Farm Credit Bank:
11/1/15	0.17	280,000,000	[a]	280,001,156
11/6/15	0.19	225,000,000	[a]	224,975,823
11/13/15	0.20	10,000,000		9,999,333
11/20/15	0.17	70,000,000	[a]	70,021,662
11/20/15	0.17	180,000,000	[a]	180,067,300
11/21/15	0.18	225,000,000	[a]	225,019,302
11/26/15	0.18	100,000,000	[a]	100,064,284
6/8/16	0.36	50,000,000		49,890,000
Federal Home Loan Bank:
11/4/15	0.19	400,000,000		399,999,603
11/5/15	0.15	150,000,000		149,997,500
12/4/15	0.16	54,000,000		53,992,204
12/9/15	0.17	125,000,000		124,977,701
12/11/15	0.17	657,250,000		657,124,745
1/15/16	0.20	300,000,000		299,988,437
1/22/16	0.24	200,000,000		199,890,667
2/3/16	0.19	150,000,000		149,927,542
2/12/16	0.13	140,000,000		139,947,928
2/16/16	0.18	500,000,000		499,732,500
2/17/16	0.13	250,000,000		249,902,500
2/22/16	0.14	100,000,000		99,956,056
3/7/16	0.21	1,175,000,000		1,174,148,042
3/14/16	0.18	190,000,000		189,876,236
3/21/16	0.21	248,957,000		248,754,232
3/22/16	0.19	349,890,000		349,627,777
4/6/16	0.22	63,600,000		63,540,366
4/8/16	0.23	52,000,000		51,948,325
4/13/16	0.24	20,000,000		19,978,589
4/15/16	0.30	100,000,000		99,972,890

5/27/16	0.25	370,000,000		369,476,244
6/6/16	0.26	80,000,000		79,876,467
Federal Home Loan Mortgage Corp.:
11/6/15	0.13	35,000,000	[b]	34,999,349
11/17/15	0.22	30,482,000	[b]	30,542,149
11/25/15	0.19	500,000,000	[a,b]	500,000,000
12/17/15	0.15	232,612,000	[b]	232,568,534
1/14/16	0.18	200,000,000	[b]	199,926,000
2/8/16	0.24	500,000,000	[b]	499,670,000
2/16/16	0.21	700,000,000	[b]	699,563,083
2/22/16	0.27	152,632,000	[b]	152,502,644
3/2/16	0.21	500,000,000	[b]	499,652,639
4/4/16	0.22	100,000,000	[b]	99,905,278
Federal National Mortgage Association:
11/8/15	0.21	200,000,000	[a,b]	199,962,527
11/26/15	0.22	361,000,000	[a,b]	360,954,448
12/1/15	0.19	100,000,000	[b]	99,984,583
1/14/16	0.23	250,000,000	[b]	249,881,805
1/21/16	0.21	200,000,000	[a,b]	199,990,081
3/14/16	0.28	170,000,000	[b]	169,822,822
4/13/16	0.21	50,000,000	[b]	49,951,483
Total U.S. Government Agencies
(cost $11,092,552,836)				11,092,552,836

U.S. Treasury Bills--1.1%
11/27/15	0.00	50,000,000		50,000,000
12/24/15	0.00	161,000,000		161,000,000
Total U.S. Treasury Bills
(cost $211,000,000)				211,000,000

U.S. Treasury Notes--2.9%
11/15/15	0.08	50,000,000		50,005,878
11/30/15	0.12	166,000,000		166,016,674
11/30/15	0.13	100,000,000		100,099,286
12/15/15	0.11	100,000,000		100,016,598
12/31/15	0.001	50,000,000		50,173,150
4/15/16	0.32	100,000,000		99,965,900

Total U.S. Treasury Notes
(cost $566,277,486)			566,277,486

Repurchase Agreements--38.2%
Bank of Nova Scotia
dated 10/30/15, due 11/2/15 in the amount of
$200,001,000 (fully collateralized by $135,224 U.S.
Treasury Bills, due 12/10/15-4/28/16, value $135,201,
$8,247,153 U.S. Treasury Bonds, 3%-9.88%, due
11/15/15-5/15/45, value $10,272,262, $38,306 U.S.
Treasury Floating Rate Notes, 0.09%, due 4/30/17,
value $38,283, $39,178,800 U.S. Treasury Inflation
Protected Securities, 0.13%-3.38%, due
1/15/16-2/15/41, value $44,866,493 and $146,070,827
U.S. Treasury Notes, 0.25%-5.13%, due
10/31/15-2/15/23, value $148,687,761)	0.06	200,000,000	200,000,000
Bank of Nova Scotia
dated 10/30/15, due 11/2/15 in the amount of
$380,002,127 (fully collateralized by $60,220,000
Federal Home Loan Bank, 1%-1.13%, due
6/21/17-3/27/18, value $60,560,273, $159,054,107
Federal Home Loan Mortgage Corp., Mortgage Pools,
1.25%-4.75%, due 11/17/15-9/1/42, value $148,200,916,
$162,991,477 Federal National Mortgage Association,
Mortgage Pools, 2.50%-7.25%, due 2/13/17-5/1/45,
value $129,945,665, $27,059,305 Government National
Mortgage Association, Mortgage Pools, 4%, due
9/20/45, value $28,875,758 and $19,634,100 U.S.
Treasury Inflation Protected Securities, 0.63%, due
1/15/24, value $20,017,465)	0.07	380,000,000	380,000,000
BNP Paribas
dated 10/30/15, due 11/2/15 in the amount of
$110,000,642 (fully collateralized by $42,721,200
U.S. Treasury Bills, due 1/7/16-3/17/16, value
$42,716,051, $593,300 U.S. Treasury Inflation
Protected Securities, 0.13%-0.63%, due
7/15/21-1/15/22, value $609,634, $98,500 U.S.
Treasury Bonds, 7.50%, 11/15/16, value $109,043,
$1,240,200 U.S. Treasury Notes, 2.75%-4.25%,
5/31/17-11/15/17, value $1,345,618 and $97,266,018

U.S. Treasury Strips, 8/15/26-2/15/44, value
$67,419,654)	0.07	110,000,000	110,000,000
Citigroup Global Markets Holdings Inc.
dated 10/30/15, due 11/2/15 in the amount of
$40,000,300 (fully collateralized by $3,394,000
Federal Farm Credit Bank, 2.40%, due 8/6/24, value
$3,309,829, $12,591,000 Federal Home Loan Mortgage
Corp., Mortgage Pools, 2.38%, due 1/13/22, value
$12,961,541, $1,000 Government National Mortgage
Association, Mortgage Pools, 3.75%, due 2/15/50,
value $1,082, $5,632,100 U.S. Treasury Inflation
Protected Securities, 0.75%, due 2/15/45, value
$5,022,538 and $19,384,100 U.S. Treasury Notes,
1.25%, due 1/31/19, value $19,505,077)	0.09	40,000,000	40,000,000
Credit Agricole CIB
dated 10/30/15, due 11/2/15 in the amount of
$800,005,333 (fully collateralized by $69,569,864
Federal Home Loan Mortgage Corp., Mortgage Pools,
1.13%-6.50%, due 10/29/20-10/1/45, value $48,933,141,
$75,584,309 Federal National Mortgage Association,
Mortgage Pools, 1.63%-7%, due 12/1/16-11/1/45, value
$56,534,295, $54,851,446 Government National Mortgage
Association, Mortgage Pools, 3%-4.50%, due
4/15/43-10/20/45, value $56,713,252, $4,427,057 U.S.
Treasury Bills, due 11/12/15-7/21/16, value
$4,425,322, $6,490,700 U.S. Treasury Bonds,
2.88%-3.13%, due 11/15/41-8/15/45, value $6,666,933
and $618,897,632 U.S. Treasury Notes, 0.63%-2.75%,
due 10/15/16-2/15/24, value $642,727,134)	0.08	800,000,000	800,000,000
Credit Agricole CIB
dated 10/30/15, due 11/2/15 in the amount of
$984,005,740 (fully collateralized by$12,842,545 U.S.
Treasury Bills, due 11/19/15-8/18/16, value $12,835,891,
$134,096,682 U.S. Treasury Bonds, 2.50%-9.88%, value
$167,160,448, $1,180,378 U.S. Treasury Floating Rate
Notes, 0.07%-0.09%, due 4/30/16-10/31/16, value
$1,180,378, $318,099,898 U.S. Treasury Inflation
Protected Securities, 0.13%-2.63%, due
1/15/16-2/15/45, value $339,587,496 and $480,206,641
U.S. Treasury Notes, 0.25%-5.13%, due

10/31/15-8/15/25, value $482,915,806)	0.07	984,000,000	984,000,000
Federal Reserve Bank of New York,
dated 10/30/15, due 11/2/15 in the amount of
$1,500,006,250 (fully collateralized by $89,100,500
U.S. Treasury Bonds, 3.63%, due 8/15/43, value
$101,170,856 and $1,385,258,500 U.S. Treasury Notes,
0.75%-3.50%, due 2/28/18-2/15/24, value
$1,398,168,437)	0.05	1,500,000,000	1,500,000,000
HSBC USA Inc.
dated 10/30/15, due 11/2/15 in the amount of
$400,002,000 (fully collateralized by $408,935,600
U.S. Treasury Notes, 1%-1.75%, due 8/15/18-3/31/22,
value $408,004,487)	0.06	400,000,000	400,000,000
JPMorgan Chase & Co.
dated 10/30/15, due 11/2/15 in the amount of
$125,000,938 (fully collateralized by $3,876,707,476
Federal National Mortgage Association, Mortgage
Pools, 0.74%-7.90%, due 6/25/20-6/25/45, value
$97,766,244 and $297,032,213 Government National
Mortgage Association, Mortgage Pools, 0.02%-8.88%,
due 11/20/34-9/20/45, value $29,738,154)	0.09	125,000,000	125,000,000
Natixis New York Branch
dated 10/30/15, due 11/2/15 in the amount of
$2,000,016,667 (fully collateralized by $1,168,000
U.S. Treasury Bills, due 2/4/16, value $1,167,778,
$197,887,550 U.S. Treasury Bonds, 2.50%-8.13%, due
5/15/21-8/15/45, value $216,714,643, $100 U.S.
Treasury Floating Rate Notes, 0.09%, due 7/31/16,
value $100, $197,358,150 U.S. Treasury Inflation
Protected Securities, 0.13%-2.63%, due
1/15/17-1/15/25, value $216,299,386 and
$1,555,195,104 U.S. Treasury Notes, 0.38%-4.63%, due
12/31/15-1/15/18, value $1,605,818,115)	0.10	2,000,000,000	2,000,000,000
Societe Generale
dated 10/30/15, due 11/2/15 in the amount of
$250,001,875 (fully collateralized by $617,983,685
Government National Mortgage Association, Mortgage
Pools, 1.63%-6%, due 6/20/26-10/20/45, value
$255,000,000)	0.09	250,000,000	250,000,000
Societe Generale
dated 10/30/15, due 11/2/15 in the amount of

$250,002,083 (fully collateralized by$21,131,583
Federal Home Loan Mortgage Corp., Mortgage Pools,
2.29%-4.50%, due 2/1/24-5/1/45, value $12,411,007,
$69,836,663 Federal National Mortgage Association,
Mortgage Pools, 1.83%-6%, due 3/1/31-11/1/44, value
$21,246,858, $3,191,889 Government National
Mortgage Association, Mortgage Pools, 4.50%, due
4/22/44, value $2,137,103, $253,389,000 Resolution
Funding Corp., 0.00%, due 7/15/20-10/15/29, value
$219,205,035 and $6 U.S. Treasury Strips, due
11/15/28, value $4)	0.10	250,000,000	250,000,000
TD Securities (USA) LLC
dated 10/30/15, due 11/2/15 in the amount of
$310,001,808 (fully collateralized by $230,278,000
U.S. Treasury Inflation Protected Securities,
0.13%-3.88%, due 4/15/16-2/15/42, value $314,934,687
and $2,900,000 U.S. Treasury Strips, due 8/15/42,
value $1,265,328)	0.07	310,000,000	310,000,000
Total Repurchase Agreements
(cost $7,349,000,000)			7,349,000,000
Total Investments (cost $19,218,830,322)		100.0%	19,218,830,322
Cash and Receivables (Net)		.0%	770,627
Net Assets		100.0%	19,219,600,949

a Variable rate security--interest rate subject to periodic change.
b The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

At October 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of October 31, 2015 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	19,218,830,322
Level 3 - Significant Unobservable Inputs	-
Total	19,218,830,322

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

The fund may also jointly enter into one or more repurchase agreements with other Dreyfus managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Government Prime Cash Management
October 31, 2015 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Government Agencies--64.8%	of Purchase (%)	Amount ($)		Value ($)
Federal Farm Credit Bank:
11/12/15	0.03	110,000,000		109,998,992
11/13/15	0.20	5,000,000		4,999,667
11/17/15	0.16	150,000,000	[a]	150,001,729
11/20/15	0.20	25,000,000		24,997,361
12/2/15	0.18	22,000,000	[a]	22,000,378
12/21/15	0.25	32,000,000		31,999,874
2/9/16	0.10	25,000,000		24,993,056
3/9/16	0.16	25,000,000		24,985,667
4/21/16	0.22	20,000,000		19,978,978
Federal Home Loan Bank:
11/2/15	0.02	50,000,000		49,999,965
11/4/15	0.07	298,025,000		298,023,281
11/6/15	0.07	100,000,000		99,999,028
11/9/15	0.03	30,800,000		30,799,795
11/12/15	0.03	47,000,000		46,999,569
11/13/15	0.08	53,000,000		52,998,587
11/16/15	0.03	26,675,000		26,674,667
11/18/15	0.03	150,425,000		150,423,177
11/19/15	0.09	12,100,000		12,099,486
11/20/15	0.10	319,200,000		319,182,727
11/25/15	0.17	121,095,000		121,081,469
11/27/15	0.08	100,000,000		99,994,222
12/16/15	0.15	25,000,000		24,995,469
2/12/16	0.28	112,137,000		112,048,770
2/24/16	0.21	43,300,000		43,270,953
4/6/16	0.22	200,000,000		199,812,472
4/13/16	0.22	125,000,000		124,874,722
Tennessee Valley Authority:
11/3/15	0.04	297,910,000		297,909,420
12/8/15	0.06	30,000,000		29,998,150

Total U.S. Government Agencies
(cost $2,555,141,631)			2,555,141,631

U.S. Treasury Bills--19.9%
11/2/15	0.00	185,000,000	185,000,000
12/3/15	0.03	158,000,000	157,995,239
12/24/15	0.00	24,000,000	24,000,000
1/14/16	0.06	129,000,000	128,984,000
1/21/16	0.001	56,000,000	55,999,865
2/4/16	0.02	25,000,000	24,999,010
2/18/16	0.24	210,000,000	209,848,156
Total U.S. Treasury Bills
(cost $786,826,270)			786,826,270

U.S. Treasury Floating Rate Notes--2.5%
11/2/15	0.10	100,000,000 [a]	99,985,841
(cost $99,985,841)

U.S. Treasury Notes--12.7%
11/15/15	0.02	200,000,000	200,355,490
11/30/15	0.03	50,000,000	50,008,695
11/30/15	0.11	100,000,000	100,100,029
5/15/16	0.29	150,000,000	149,956,350
Total U.S. Treasury Notes
(cost $500,420,564)			500,420,564
Total Investments (cost $3,942,374,306)		99.9%	3,942,374,306
Cash and Receivables (Net)		.1%	5,336,998
Net Assets		100.0%	3,947,711,304

a Variable rate security--interest rate subject to periodic change.

At October 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of October 31, 2015 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	3,942,374,306
Level 3 - Significant Unobservable Inputs	-
Total	3,942,374,306

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Government Cash Management Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 22, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    December 22, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)